Loss Per Share - Summary of Loss and Weighted Average Number of Ordinary Shares Outstanding (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Loss used in the computation of basic and diluted loss per share	$ (47,015,967)	$ (42,185,597)	$ (39,891,978)
Weighted-average number of ordinary shares in the computation of basic loss per share	162,392,602	149,739,242	124,424,960